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AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
IMMEDIATE VARIABLE ANNUITY CONTRACT
SUPPLEMENT DATED NOVEMBER 17, 2003
TO
PROSPECTUS
DATED SEPTEMBER 15, 2003

          Effective November 17, 2003, AIG Life Insurance Company is amending the Prospectus for the sole purpose of amending pages 39 - 42 of the Prospectus by replacing the existing illustrations in their entirety with the following four annuity payment illustrations.

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ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $672.38

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $659.30

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.
Monthly Payments With an Assumed Rate of Return of:
Payment Year	Calendar Year	Attained Age	Gross Net	0.00% -0.85%	5.85% 5.00%	6.00% 5.15%	8.00% 7.15%	10.00% 9.15%	12.00% 11.15%
1	2003	65		$659.30	$659.30	$659.30	$659.30	$659.30	$659.30
2	2004	66		622.57	659.30	660.24	672.80	685.36	697.92
3	2005	67		587.88	659.30	661.19	686.58	712.45	738.79
4	2006	68		555.13	659.30	662.13	700.63	740.60	782.07
5	2007	69		524.20	659.30	663.08	714.98	769.88	827.87
10	2012	74		393.56	659.30	667.83	791.24	934.53	1,100.44
15	2017	79		295.48	659.30	672.61	875.64	1,134.40	1,462.73
20	2022	84		221.84	659.30	677.43	969.03	1,377.01	1,944.31

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

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ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $336.19

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $329.65

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option and 50% is allocated to a fixed annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $336.19. The monthly guaranteed payment of $336.19 is being provided by the $50,000 applied under the fixed annuity option.
Monthly Payments With an Assumed Rate of Return of:
Payment Year	Calendar Year	Attained Age	Gross Net	0.00% -0.85%	5.85% 5.00%	6.00% 5.15%	8.00% 7.15%	10.00% 9.15%	12.00% 11.15%
1	2003	65		$665.84	$665.84	$665.84	$665.84	$665.84	$665.84
2	2004	66		647.47	665.84	666.31	672.59	678.87	685.15
3	2005	67		630.13	665.84	666.78	679.48	692.41	705.59
4	2006	68		613.75	665.84	667.25	686.51	706.49	727.22
5	2007	69		598.29	665.84	667.73	693.68	721.13	750.13
10	2012	74		532.97	665.84	670.10	731.81	803.45	886.41
15	2017	79		483.93	665.84	672.49	774.01	903.39	1,067.56
20	2022	84		447.11	665.84	674.90	820.71	1,024.70	1,308.35

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

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ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $637.89

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $626.90

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

Monthly Payments With an Assumed Rate of Return of:
Payment Year	Calendar Year	Attained Age	Gross Net	0.00% -0.85%	5.85% 5.00%	6.00% 5.15%	8.00% 7.15%	10.00% 9.15%	12.00% 11.15%
1	2003	65		$626.90	$626.90	$626.90	$626.90	$626.90	$626.90
2	2004	66		591.97	626.90	627.80	639.74	651.68	663.62
3	2005	67		558.99	626.90	628.69	652.84	677.43	702.49
4	2006	68		527.85	626.90	629.59	666.20	704.21	743.63
5	2007	69		498.44	626.90	630.49	679.84	732.04	787.19
10	2012	74		374.22	626.90	635.01	752.36	888.60	1,046.36
15	2017	79		280.96	626.90	639.56	832.60	1,078.65	1,390.85
20	2022	84		210.94	626.90	644.14	921.41	1,309.34	1,848.76

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

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ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $318.95

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $313.45

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option and 50% is allocated to a fixed annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $318.95. The monthly guaranteed payment of $318.95 is being provided by the $50,000 applied under the fixed annuity option.

Monthly Payments With an Assumed Rate of Return of:
Payment Year	Calendar Year	Attained Age	Gross Net	0.00% -0.85%	5.85% 5.00%	6.00% 5.15%	8.00% 7.15%	10.00% 9.15%	12.00% 11.15%
1	2003	65		$632.40	$632.40	$632.40	$632.40	$632.40	$632.40
2	2004	66		614.93	632.40	632.84	638.81	644.78	650.75
3	2005	67		598.44	632.40	633.29	645.36	657.66	670.19
4	2006	68		582.87	632.40	633.74	652.05	671.05	690.76
5	2007	69		568.16	632.40	634.19	658.87	684.97	712.54
10	2012	74		506.06	632.40	636.45	695.12	763.25	842.12
15	2017	79		459.43	632.40	638.72	735.25	858.27	1,014.37
20	2022	84		424.42	632.40	641.01	779.65	973.62	1,243.33

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.